INTANGIBLE ASSETS, NET - Aggregate amortization expense (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	¥ 47
2024	8
2025	8
2026	8
2027	8
Thereafter	34
Intangible assets, net	¥ 113	$ 17	¥ 8,857